Post Balance Sheet Events - Additional Information (Details) £ / shares in Units, $ / shares in Units, £ in Millions, $ in Millions						1 Months Ended		12 Months Ended
	Feb. 05, 2024 GBP (£)	Feb. 05, 2024 USD ($) $ / shares shares	Nov. 30, 2021	Feb. 05, 2021 GBP (£)	Feb. 05, 2021 USD ($) $ / shares shares	Jan. 31, 2024 GBP (£)	Jan. 31, 2024 USD ($)	Dec. 31, 2023 £ / shares shares	Dec. 31, 2022 £ / shares shares	Dec. 31, 2021 £ / shares shares	Dec. 31, 2020 shares
Disclosure of non-adjusting events after reporting period [line items]
Number of shares issued								118,846,966	107,808,472	89,784,720	83,306,259
Price per share | £ / shares								£ 0.05	£ 0.05	£ 0.05
American Depositary Shares
Disclosure of non-adjusting events after reporting period [line items]
Number of shares issued								39,615,655	35,936,157	29,928,240
Stock conversion ratio			0.003					0.003
Private Placement
Disclosure of non-adjusting events after reporting period [line items]
Placement agent fees and other expenses | £				£ 2.4
Aggregate gross proceeds of private placement				£ 33.0	$ 45.0
Private Placement | Major Ordinary Share Transactions
Disclosure of non-adjusting events after reporting period [line items]
Placement agent fees and other expenses | £	£ 5.7
Aggregate gross proceeds of private placement	£ 94.5	$ 120.0
Private Placement | Disposal of Major Subsidiary
Disclosure of non-adjusting events after reporting period [line items]
Placement agent fees and other expenses						£ 0.5	$ 0.6
Aggregate gross proceeds of private placement | $							$ 20.0
Private Placement | American Depositary Shares
Disclosure of non-adjusting events after reporting period [line items]
Description of transactions after reporting period that significantly change number of ordinary shares	On February 5, 2024 the Group announced a private placement of 5,714,286 of the Company’s American Depositary Shares (“ADSs”), each representing three ordinary shares, at a price of US $21.00 per ADS, with new and existing institutional and accredited investors (the “Private Placement”).	On February 5, 2024 the Group announced a private placement of 5,714,286 of the Company’s American Depositary Shares (“ADSs”), each representing three ordinary shares, at a price of US $21.00 per ADS, with new and existing institutional and accredited investors (the “Private Placement”).
Number of shares issued					2,022,218
Stock conversion ratio				0.003	0.003
Price per share | $ / shares					$ 22.5
Private Placement | American Depositary Shares | Major Ordinary Share Transactions
Disclosure of non-adjusting events after reporting period [line items]
Number of shares issued		5,714,286
Stock conversion ratio	0.003	0.003
Price per share | $ / shares		$ 21